Schedule of Investments (unaudited) January 31, 2020	iShares® Cohen & Steers REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 8.6%
Ventas Inc.	1,355,894	$78,452,027
Welltower Inc.	1,474,756	125,221,532

		203,673,559

Hotel & Resort REITs — 1.8%
Host Hotels & Resorts Inc.	2,656,233	43,402,847

Industrial REITs — 10.5%
Duke Realty Corp.	1,315,350	47,760,359
Prologis Inc.	2,160,206	200,639,933

		248,400,292

Office REITs — 12.2%
Alexandria Real Estate Equities Inc.	439,446	71,717,587
Boston Properties Inc.	523,122	74,989,539
Cousins Properties Inc.	534,100	21,860,713
Douglas Emmett Inc.	599,428	24,876,262
Kilroy Realty Corp.	338,057	27,913,366
SL Green Realty Corp.	299,928	27,605,373
Vornado Realty Trust	576,350	37,906,540

		286,869,380

Residential REITs — 20.1%
American Campus Communities Inc.	499,880	22,929,496
AvalonBay Communities Inc.	508,233	110,129,009
Equity LifeStyle Properties Inc.	662,573	48,202,186
Equity Residential	1,268,616	105,396,617
Essex Property Trust Inc.	239,194	74,092,733
Invitation Homes Inc.	1,956,704	61,577,475
UDR Inc.	1,065,697	51,057,543

		473,385,059

Retail REITs — 14.6%
Federal Realty Investment Trust	253,676	31,714,573
National Retail Properties Inc.	624,614	34,978,384

Security	Shares	Value

Retail REITs (continued)
Realty Income Corp.	1,158,080	$90,805,053
Regency Centers Corp.	609,766	37,829,882
Simon Property Group Inc.	1,120,911	149,249,300

		344,577,192

Specialized REITs — 32.0%
American Tower Corp.	876,431	203,104,120
Digital Realty Trust Inc.	758,192	93,250,034
Equinix Inc.	308,669	182,031,369
Extra Space Storage Inc.	467,693	51,764,261
Public Storage	546,434	122,270,072
SBA Communications Corp.	411,610	102,721,392

		755,141,248

Total Common Stocks — 99.8% (Cost: $1,982,124,232)		2,355,449,577

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)	3,311,000	3,311,000

Total Short -Term Investments — 0.2% (Cost: $3,311,000)		3,311,000

Total Investments in Securities — 100.0% (Cost: $1,985,435,232)		2,358,760,577

Other Assets, Less Liabilities — 0.0%		619,102

Net Assets — 100.0%		$2,359,379,679

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,029	(b)	$(3,271)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,402,508	908,492	3,311,000	3,311,000	55,355		—	—

				$3,311,000	$56,384		$(3,271)	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	93	03/20/20	$3,460	$39,100

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Cohen & Steers REIT ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,355,449,577	$—	$—	$2,355,449,577
Money Market Funds	3,311,000	—	—	3,311,000

	$2,358,760,577	$—	$—	$2,358,760,577

Derivative financial instruments(a)
Assets
Futures Contracts	$39,100	$—	$—	$39,100

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2